Investments In Joint Ventures And Associates - Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2025 USD ($)
Equity method investment summarized financial information [Line Items]
Assets		₩ 601,457,286			₩ 525,753,320	₩ 498,004,936	$ 416,363,079
Liabilities		563,598,038			489,858,051	464,607,446	$ 390,154,744
Other comprehensive income (loss)		176,770		$ 122,370	382,719	663,537
Total comprehensive income (loss)		3,404,278		$ 2,356,636	3,554,188	₩ 3,290,431
W Service Networks Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		7,423			6,621
Liabilities		3,301			2,475
Operating revenue		15,306			16,788
Net income (loss)		754			738
Other comprehensive income (loss)		0
Total comprehensive income (loss)		754			738
Korea Credit Bureau Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		160,778			150,657
Liabilities		38,645			62,343
Operating revenue		202,976			175,338
Net income (loss)		36,559			26,589
Other comprehensive income (loss)		0
Total comprehensive income (loss)		36,559			26,589
Korea Finance Security Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		40,856			36,797
Liabilities		15,307			12,692
Operating revenue		44,434			42,640
Net income (loss)		1,813			1,695
Other comprehensive income (loss)		0
Total comprehensive income (loss)		1,813			1,695
K BANK Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		32,826,189			29,314,529
Liabilities		30,643,202			27,293,765
Operating revenue		1,133,400			1,043,436
Net income (loss)		88,207			149,922
Other comprehensive income (loss)		(30,073)			3,695
Total comprehensive income (loss)		58,134			153,617
Partner One Value Up I Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		9,420			9,810
Liabilities		775			682
Operating revenue		(984)			(4,358)
Net income (loss)		(1,070)			(4,758)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(1,070)			(4,758)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Equity method investment summarized financial information [Line Items]
Assets		6,212			11,474
Liabilities		38			165
Operating revenue		2			(3,108)
Net income (loss)		(127)			(3,887)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(127)			(3,887)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		15,747			15,745
Liabilities		100			100
Operating revenue		1			1
Net income (loss)		(388)			(388)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(388)			(388)
LOTTE CARD Co.,Ltd.
Equity method investment summarized financial information [Line Items]
Assets	[1]	24,614,346			24,416,416
Liabilities	[1]	21,040,011			20,937,932
Operating revenue	[1]	2,235,400			2,103,130
Net income (loss)	[1]	108,426			100,468
Other comprehensive income (loss)	[1]	(1,957)			(20,494)
Total comprehensive income (loss)	[1]	106,469			79,974
Union Technology Finance Investment Association
Equity method investment summarized financial information [Line Items]
Assets		31,762			40,269
Liabilities		509			641
Operating revenue		2,015			19
Net income (loss)		1,483			(646)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		1,483			(646)
Orient Shipyard Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		7,020			7,025
Liabilities		23,626			23,626
Net income (loss)		(4)			(76)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(4)			(76)
Win Mortgage Co.,LTd.
Equity method investment summarized financial information [Line Items]
Assets		4,804			6,053
Liabilities		2,562			3,073
Operating revenue		11,881			16,435
Net income (loss)		139			1,044
Other comprehensive income (loss)		0
Total comprehensive income (loss)		139			1,044
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Equity method investment summarized financial information [Line Items]
Assets		11,084			10,849
Liabilities		1			1
Operating revenue		241			306
Net income (loss)		235			300
Other comprehensive income (loss)		0
Total comprehensive income (loss)		235			300
BTS 2nd Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		41,452			39,431
Liabilities		234			432
Operating revenue		1			628
Net income (loss)		(881)			(468)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(881)			(468)
STASSETS FUND III
Equity method investment summarized financial information [Line Items]
Assets		44,196			39,694
Liabilities		245			197
Operating revenue		60			40
Net income (loss)		(842)			(802)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(842)			(802)
SF CREDIT PARTNERS, LLC
Equity method investment summarized financial information [Line Items]
Assets		333,410			185,463
Liabilities		148,541			30,752
Operating revenue		21,326			35,820
Net income (loss)		11,068			14,319
Other comprehensive income (loss)		(3,670)			18,291
Total comprehensive income (loss)		7,398			32,610
Ulsan Yeocheon Development Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		1,439
Liabilities		1,036
Net income (loss)		(12)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(12)
ARAM CMC Co.,Ltd.
Equity method investment summarized financial information [Line Items]
Assets					541
Liabilities					453
Operating revenue					717
Net income (loss)					(31)
Other comprehensive income (loss)					0
Total comprehensive income (loss)					(31)
Japanese Hotel Real Estate Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets		13,583			14,135
Liabilities		12			13
Operating revenue		767			1,246
Net income (loss)		687			1,129
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		687			1,129
Woori Seoul Beltway Private Special Asset Fund No.1
Equity method investment summarized financial information [Line Items]
Assets		79,720			64,308
Liabilities		3			3
Operating revenue		2,408			2,298
Net income (loss)		2,329			2,233
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		2,329			2,233
Woori Smart General Private Equity Investment Trust 1
Equity method investment summarized financial information [Line Items]
Assets		275,994			312,490
Liabilities		134,157			166,250
Operating revenue		8,651			13,404
Net income (loss)		4,492			8,549
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		4,492			8,549
Woori Asset Global Partnership Fund No.5
Equity method investment summarized financial information [Line Items]
Assets		130,542			95,548
Liabilities		289			254
Operating revenue		1,808			6,479
Net income (loss)		676			5,038
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		676			5,038
Woori General Private Securities Investment Trust No. 5 (bond)
Equity method investment summarized financial information [Line Items]
Assets		572,918
Liabilities		362,873
Operating revenue		14,934
Net income (loss)		6,917
Other comprehensive income (loss)		0
Total comprehensive income (loss)		6,917
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (bond)
Equity method investment summarized financial information [Line Items]
Assets		187,002
Liabilities		69,920
Operating revenue		4,563
Net income (loss)		3,190
Other comprehensive income (loss)		0
Total comprehensive income (loss)		3,190
Woori General Private Securities Investment Trust No. 6 (bond)
Equity method investment summarized financial information [Line Items]
Assets		401,132
Liabilities		257,935
Operating revenue		11,883
Net income (loss)		4,814
Other comprehensive income (loss)		0
Total comprehensive income (loss)		4,814
Woori General Private Securities Investment Trust No. 8 (Bond)
Equity method investment summarized financial information [Line Items]
Assets		393,187
Liabilities		253,745
Operating revenue		1,628
Net income (loss)		(559)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(559)
Woori Smart General Private Equity Investment Trust No.1(bond)
Equity method investment summarized financial information [Line Items]
Assets		329,495			244,268
Liabilities		189,741			101,784
Operating revenue		8,023			3,038
Net income (loss)		4,056			2,484
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		4,056			2,484
Woori Future Energy Private Special Asset Investment Trust (General) No.1
Equity method investment summarized financial information [Line Items]
Other comprehensive income (loss)		0			0
Woori Global Secondary Private Placement Investment Trust No. 2
Equity method investment summarized financial information [Line Items]
Assets		92,123
Liabilities		72
Operating revenue		(1,432)
Net income (loss)		(1,685)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(1,685)
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)
Equity method investment summarized financial information [Line Items]
Assets		4,195,731
Liabilities		43
Operating revenue		166,998
Net income (loss)		166,295
Other comprehensive income (loss)		0
Total comprehensive income (loss)		166,295
Woori GS West Street Strategic Solutions General Type Private Special Asset Investment Trust No.1
Equity method investment summarized financial information [Line Items]
Assets		118,372
Liabilities		20
Operating revenue		10,638
Net income (loss)		10,335
Other comprehensive income (loss)		0
Total comprehensive income (loss)		10,335
Woori PGIF4 General Type Private Special Asset Investment Trust No.1
Equity method investment summarized financial information [Line Items]
Assets		124,356
Liabilities		107
Operating revenue		11,773
Net income (loss)		11,494
Other comprehensive income (loss)		0
Total comprehensive income (loss)		11,494
WOORI TAERIM 1st Fund
Equity method investment summarized financial information [Line Items]
Assets		4,045			4,045
Liabilities		183			183
Net income (loss)					0
Other comprehensive income (loss)		0			0
Portone-Cape Fund No.1
Equity method investment summarized financial information [Line Items]
Assets					1,000
Liabilities					200
Net income (loss)					(103)
Other comprehensive income (loss)					0
Total comprehensive income (loss)					(103)
Darwin Green Packaging Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		19,116			19,128
Liabilities		1
Net income (loss)		(12)			(262)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(12)			(262)
Koreawide partners 2nd Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		75,012			75,002
Liabilities		4,354			2,870
Operating revenue		70
Net income (loss)		26			0
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		26
Woori FirstValue Private Real Estate Fund No.2
Equity method investment summarized financial information [Line Items]
Assets		64,111			67,081
Liabilities		62,357			62,357
Operating revenue		32			62
Net income (loss)		30			57
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		30			57
Woori Together TDF 2025
Equity method investment summarized financial information [Line Items]
Assets		22,797			14,500
Liabilities		274			30
Operating revenue		1,479			1,232
Net income (loss)		1,407			1,206
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		1,407			1,206
Woori Together TDF 2030
Equity method investment summarized financial information [Line Items]
Assets		29,913			16,849
Liabilities		707			41
Operating revenue		2,276			1,574
Net income (loss)		2,206			1,544
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		2,206			1,544
Woori Together TDF 2035
Equity method investment summarized financial information [Line Items]
Assets		56,640			15,537
Liabilities		1,169			241
Operating revenue		4,247			1,031
Net income (loss)		4,168			1,011
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		4,168			1,011
Woori Together TDF 2045
Equity method investment summarized financial information [Line Items]
Assets		22,168
Liabilities		204
Operating revenue		1,978
Net income (loss)		1,938
Other comprehensive income (loss)		0
Total comprehensive income (loss)		1,938
Woori USD Treasury Target Return Bond FoF
Equity method investment summarized financial information [Line Items]
Assets					921
Operating revenue					164
Net income (loss)					144
Other comprehensive income (loss)					0
Total comprehensive income (loss)					144
Woori NH Co Growth Private Equity Fund I [Member]
Equity method investment summarized financial information [Line Items]
Assets		32,137
Liabilities		1,190
Operating revenue		5,837
Net income (loss)		4,547
Other comprehensive income (loss)		0
Total comprehensive income (loss)		4,547
AIP NMC Venture Fund No1 [Member]
Equity method investment summarized financial information [Line Items]
Assets		7,439
Liabilities		1
Net income (loss)		(12)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(12)
LuxMason Innovation Technology Fund2 [Member]
Equity method investment summarized financial information [Line Items]
Assets		6,490
Net income (loss)		(10)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(10)
Healthcare Investmetnt Fund [Member]
Equity method investment summarized financial information [Line Items]
Assets		10,197
Net income (loss)		(108)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(108)
Woori 2025 Secondary Fund [Member]
Equity method investment summarized financial information [Line Items]
Assets		30,789
Liabilities		4
Operating revenue		13
Net income (loss)		(151)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(151)
Woori BIG SATISFACTION SHINJONG MMF 3RD
Equity method investment summarized financial information [Line Items]
Assets		2,046,389
Liabilities		19
Operating revenue		88,476
Net income (loss)		88,232
Other comprehensive income (loss)		0
Total comprehensive income (loss)		88,232
Woori IMM Green Net Zero Fund [Member]
Equity method investment summarized financial information [Line Items]
Assets		43,987
Liabilities		68
Operating revenue		2,160
Net income (loss)		1,735
Other comprehensive income (loss)		0
Total comprehensive income (loss)		1,735
Woori Eugene Energy Link Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		72,784
Liabilities		253
Operating revenue		5,225
Net income (loss)		2,824
Other comprehensive income (loss)		0
Total comprehensive income (loss)		2,824
Woorinara Short-Term Bond Securities Investment Trust (Bond)
Equity method investment summarized financial information [Line Items]
Assets		740,791
Liabilities		143,928
Operating revenue		37,816
Net income (loss)		33,597
Other comprehensive income (loss)		0
Total comprehensive income (loss)		33,597
Capstone Special Restructuring Private Investment Trust No.4
Equity method investment summarized financial information [Line Items]
Assets		33,010
Liabilities		265
Operating revenue		1,477
Net income (loss)		1,444
Other comprehensive income (loss)		0
Total comprehensive income (loss)		1,444
Australia Green Energy 1st PEF
Equity method investment summarized financial information [Line Items]
Assets		137,459			132,878
Liabilities		24			24
Operating revenue		6,346			13,121
Net income (loss)		4,650			11,424
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		4,650			11,424
Aarden Woori Apparel 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		20,049			20,083
Liabilities		389			89
Operating revenue		0
Net income (loss)		(333)			(8,136)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(333)			(8,136)
Woori Dyno 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		18,547			14,575
Liabilities		44			43
Operating revenue		4,177			2,712
Net income (loss)		4,010			2,545
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		4,010			2,545
NH Woori Dino Co-Investment NO.2 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		42,847			39,368
Liabilities		83			2
Operating revenue		1,211			6
Net income (loss)		837			(83)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		837			(83)
KTB-KORUS FUND
Equity method investment summarized financial information [Line Items]
Assets		2,018			4,772
Operating revenue		2,663			691
Net income (loss)		(1,352)			(3,062)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(1,352)			(3,062)
KTBN Venture Fund No.8
Equity method investment summarized financial information [Line Items]
Assets		4,734			7,032
Operating revenue		239			98
Net income (loss)		(2,298)			(1,902)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(2,298)			(1,902)
KTBN Digital Contents Korea Fund No.9
Equity method investment summarized financial information [Line Items]
Assets		8,972			18,343
Liabilities		1,701			1,656
Operating revenue		430			937
Net income (loss)		(9,416)			(1,971)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(9,416)			(1,971)
KTBN Media Contents Fund
Equity method investment summarized financial information [Line Items]
Assets		1,361			1,029
Operating revenue		331			60
Net income (loss)		331			(858)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		331			(858)
KTB China Synergy Fund
Equity method investment summarized financial information [Line Items]
Assets		119,890			135,892
Liabilities		110			10,073
Operating revenue		15,997			23,354
Net income (loss)		6,022			12,215
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		6,022			12,215
NAVER-KTB Audio Contents Fund
Equity method investment summarized financial information [Line Items]
Assets					25,443
Liabilities					648
Operating revenue					466
Net income (loss)					(3,972)
Other comprehensive income (loss)					0
Total comprehensive income (loss)					(3,972)
KTBN Venture Fund No.13
Equity method investment summarized financial information [Line Items]
Assets		152,276			80,487
Liabilities		3,150			625
Operating revenue		279,837			38,903
Net income (loss)		177,428			27,039
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		177,428			27,039
KTBN Future Contents Fund
Equity method investment summarized financial information [Line Items]
Assets		25,733			31,882
Liabilities		3,187			434
Operating revenue		9,193			725
Net income (loss)		3,428			(2,763)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		3,428			(2,763)
KTBN Venture Fund No.16
Equity method investment summarized financial information [Line Items]
Assets		192,364			156,157
Liabilities		1,407			1,592
Operating revenue		113,770			31,459
Net income (loss)		67,592			14,540
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		67,592			14,540
KTBN Venture Fund No.18
Equity method investment summarized financial information [Line Items]
Assets		213,746			254,010
Liabilities		2,465			2,532
Operating revenue		29,252			31,976
Net income (loss)		(26,148)			(383)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(26,148)			(383)
KB-KTB Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets		47,314			52,125
Liabilities		802			701
Operating revenue		5,863			3,802
Net income (loss)		(4,911)			(1,377)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(4,911)			(1,377)
WOORI 2022 Scaleup Venture Fund
Equity method investment summarized financial information [Line Items]
Assets		263,756			89,006
Liabilities		2,040			76
Operating revenue		12,281			926
Net income (loss)		3,606			(12,705)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		3,606			(12,705)
WOORI 2022 Start-up Venture Fund
Equity method investment summarized financial information [Line Items]
Assets		38,724			42,418
Liabilities		33			3
Operating revenue		1,596			162
Net income (loss)		(3,723)			(466)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(3,723)			(466)
KTBN GI Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets					104
Liabilities					12
Operating revenue					3,444
Net income (loss)					2,832
Other comprehensive income (loss)					(732)
Total comprehensive income (loss)					2,100
Chirochem
Equity method investment summarized financial information [Line Items]
Assets		755			556
Liabilities		191			190
Operating revenue		2,907			451
Net income (loss)		198			8
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		198			8
Godo Kaisha Oceanos 1
Equity method investment summarized financial information [Line Items]
Assets					60,513
Liabilities					45,145
Operating revenue		12,197			2,605
Net income (loss)		7,855			132
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		7,855			132
KG Fashion Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		2,114	[1]		2,201
Liabilities		2,906	[1]		2,850
Operating revenue		377	[1]		544
Net income (loss)		(122)	[1]		(197)
Other comprehensive income (loss)		0	[1]		0
Total comprehensive income (loss)		(122)	[1]		(197)
KUM HWA Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		4	[1]		4
Liabilities		167	[1]		167
Other comprehensive income (loss)		0	[1]		0
Jinmyung Plus Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		494			499
Liabilities		447			459
Operating revenue		131			96
Net income (loss)		(25)			(32)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(25)			(32)
JC Assurance No.2 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets					121,539
Liabilities					989
Net income (loss)		(26)	[1]		(642)
Other comprehensive income (loss)		0	[1]		0
Total comprehensive income (loss)		(26)	[1]		(642)
HMS-Oriens 1st Fund
Equity method investment summarized financial information [Line Items]
Assets					65,227
Liabilities					7
Operating revenue					0
Net income (loss)					3,723
Other comprehensive income (loss)					0
Total comprehensive income (loss)					3,723
Genesis Eco No.1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		38,639			38,043
Liabilities		626			622
Net income (loss)		(18)			(634)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(18)			(634)
Paratus Woori Material Component Equipment joint venture company
Equity method investment summarized financial information [Line Items]
Assets		27,487			58,285
Liabilities		427			2,380
Operating revenue		2
Net income (loss)		(865)			(884)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(865)			(884)
Midas No. 8 Private Equity Joint Venture Company
Equity method investment summarized financial information [Line Items]
Assets		63,221			64,156
Liabilities		132			241
Operating revenue		1,881			1,916
Net income (loss)		1,037			963
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		1,037			963
Orchestra Private Equity Fund IV
Equity method investment summarized financial information [Line Items]
Assets		34,038			34,113
Liabilities		0
Operating revenue		431			700
Net income (loss)		(75)			194
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(75)			194
Synaptic Green No.1 PEF
Equity method investment summarized financial information [Line Items]
Assets		43,321			35,623
Liabilities		350			5
Operating revenue		8,058			2
Net income (loss)		7,354			703
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		7,354			703
IGEN2022No. 1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		24,307			32,215
Liabilities		110			126
Operating revenue		15,694			1,056
Net income (loss)		7,102			565
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		7,102			565
PCC-Woori LP Secondary Fund
Equity method investment summarized financial information [Line Items]
Assets		21,317			22,863
Liabilities		522			600
Operating revenue		2,438			2,549
Net income (loss)		(1,473)			(4,767)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(1,473)			(4,767)
Synaptic Future Growth Private Equity Fund 1
Equity method investment summarized financial information [Line Items]
Assets		34,217			32,638
Liabilities		174			295
Operating revenue		1,993			19,412
Net income (loss)		1,240			18,240
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		1,240			18,240
Woori-Q Corporate Restructuring Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		98,251			101,315
Liabilities		324			1,362
Operating revenue		2,628			1,278
Net income (loss)		1,293			164
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		1,293			164
Woori-Shinyoung Growth-Cap Private Equity Fund I
Equity method investment summarized financial information [Line Items]
Assets		103,810			84,775
Liabilities		1,077			419
Operating revenue		37,506			4,422
Net income (loss)		36,345			(10,824)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		36,345			(10,824)
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Equity method investment summarized financial information [Line Items]
Assets		19,341			164,574
Liabilities		362			762
Operating revenue		389			40,639
Net income (loss)		(10,146)			38,093
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(10,146)			38,093
Woori Senior Loan Private Placement Investment Trust No.1
Equity method investment summarized financial information [Line Items]
Assets					80,919
Liabilities					5
Operating revenue		9,664
Net income (loss)					9,101
Other comprehensive income (loss)					0
Total comprehensive income (loss)					9,101
Woori Real Estate Investment No. 1 Limited Liability Company
Equity method investment summarized financial information [Line Items]
Assets		413,355			405,845
Liabilities		235,746			235,058
Operating revenue		22,668			6
Net income (loss)		6,821			(1,412)
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		6,821			(1,412)
Woori General Private Securities Investment Trust No. 5
Equity method investment summarized financial information [Line Items]
Assets					456,448
Liabilities					246,365
Operating revenue					15,926
Net income (loss)					10,847
Other comprehensive income (loss)					0
Total comprehensive income (loss)					10,847
Woori Big Satisfaction General Private Securities Investment Trust No. 3
Equity method investment summarized financial information [Line Items]
Assets					170,856
Liabilities					55,432
Operating revenue					6,755
Net income (loss)					5,425
Other comprehensive income (loss)					0
Total comprehensive income (loss)					5,425
Woori General Private Securities Investment Trust No. 6
Equity method investment summarized financial information [Line Items]
Assets					398,460
Liabilities					251,145
Operating revenue					12,650
Net income (loss)					7,315
Other comprehensive income (loss)					0
Total comprehensive income (loss)					7,315
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2
Equity method investment summarized financial information [Line Items]
Assets		124,718			171,980
Operating revenue		10,377			8,579
Net income (loss)		10,367			8,539
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		10,367			8,539
Woori General Private Securities Investment Trust No. 7 (Bond)
Equity method investment summarized financial information [Line Items]
Assets					424,652
Liabilities					280,745
Operating revenue					6,743
Net income (loss)					3,907
Other comprehensive income (loss)					0
Total comprehensive income (loss)					3,907
Woori Big Satisfaction Corporation MMF No. 3
Equity method investment summarized financial information [Line Items]
Assets					1,860,868
Liabilities					29
Operating revenue					56,309
Net income (loss)					56,153
Other comprehensive income (loss)					0
Total comprehensive income (loss)					56,153
NH Woori New deal Co-Investment No.1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		182,355			29,382
Liabilities		2,013			254
Operating revenue		(10,792)			3,682
Net income (loss)		(12,911)			3,428
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		(12,911)			3,428
KCLAVIS NPL Investment Trust NO 1-2
Equity method investment summarized financial information [Line Items]
Assets		47,869			43,057
Liabilities		89			80
Operating revenue		4,803			1,176
Net income (loss)		4,803			1,176
Other comprehensive income (loss)		0			0
Total comprehensive income (loss)		4,803			1,176
MARKET&FARM CO.,LTD.
Equity method investment summarized financial information [Line Items]
Assets		779	[1]		954
Liabilities		883	[1]		902
Operating revenue					4,933
Net income (loss)		(160)	[1]		(125)
Other comprehensive income (loss)		0	[1]		0
Total comprehensive income (loss)		₩ (160)	[1]		₩ (125)

[1]	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.